PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following (in thousands):

	As of December 31,
	2025	2024
Land	$76,029	$70,888
Buildings	163,038	154,039
Furniture and Fixtures	1,838	1,483
Leasehold Improvements	15,627	15,574
Equipment and Software	10,728	11,094
Construction in Progress	20,347	6,456
Total Property, Plant and Equipment	287,607	259,534
Less Accumulated Depreciation and Amortization	(58,847)	(47,282)
Property, Plant and Equipment, Net	$228,760	$212,252